Business Combinations	12 Months Ended
Mar. 31, 2022
Disclosure Of Business Combinations [Abstract]
Business combinations

2.10 Business combinations

Accounting Policy:

Business combinations have been accounted for using the acquisition method under the provisions of IFRS 3 (Revised), Business Combinations.

The purchase price in an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of acquisition, which is the date on which control is transferred to the Group. The purchase price also includes the fair value of any contingent consideration. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition. Contingent consideration is remeasured at fair value at each reporting date and changes in the fair value of the contingent consideration are recognized in the consolidated statement of comprehensive income.

The interest of non-controlling shareholders is initially measured either at fair value or at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity of subsidiaries.

Business combinations between entities under common control is outside the scope of IFRS 3 (Revised), Business Combinations and is accounted for at carrying value of assets acquired and liabilities assumed.

The payments related to options issued by the Group over the non-controlling interests in its subsidiaries are accounted as financial liabilities and initially recognized at the estimated present value of gross obligations. Such options are subsequently measured at fair value in order to reflect the amount payable under the option at the date at which it becomes exercisable. In the event that the option expires unexercised, the liability is derecognised.

Transaction costs that the Group incurs in connection with a business combination such as finders’ fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred.

Acquisition

On April 20, 2022, Infosys Consulting Pte. Ltd (a wholly owned subsidiary of Infosys Limited) completed the acquisition of oddity, a Germany-based digital marketing, experience, and commerce agency, for a total consideration of up to EUR 50 million (approximately ₹420 crore), which includes contingent consideration, management incentives and bonuses. This acquisition is expected to strengthen the Group's creative, branding and experience design capabilities in Germany and across Europe. To consummate this transaction, Infosys Consulting Pte. Ltd., had simultaneously acquired Infosys Germany GmBH (formerly Kristall 247. GmBH).

Acquisitions during the year ended March 31, 2021

During fiscal 2021, the Group, completed three business combinations to complement its digital offerings and end to end customer experience offerings to customers by acquiring 100% voting interests in:

(i)	GuideVision, s.r.o a ServiceNow Elite Partner based in Europe on October 1, 2020

(ii)	Kaleidoscope Animations, Inc., a U.S. based product design and development services focused primarily on medical devices on October 9, 2020, and

(iii)

Beringer Commerce Inc. and Beringer Capital Digital Group Inc., collectively known as Blue Acorn iCi, an Adobe Platinum partner in the United States, and a leader in digital customer experience, commerce and analytics, on October 27, 2020

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the dates of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	18	—	18
Intangible Assets
Vendor Relationships	—	36	36
Customer Contracts and Relationships	—	24	24
Brand	—	8	8
Software	—	4	4
Deferred tax liabilities on intangible assets	—	(3)	(3)
	18	69	87
Goodwill			102
Total purchase price			189

*Includes cash and cash equivalents acquired of $11 million

The excess of the purchase consideration paid over the fair value of net assets acquired has been attributed to goodwill. Goodwill majorly includes value expected from increase in revenues from various new streams of business, addition of new customers, and estimated synergies which does not qualify as an intangible asset.

Goodwill amounting to $70 million is not tax deductible. Goodwill pertaining to these business combinations is allocated to all the operating segments as more fully described in Note 2.9.

The purchase consideration of $189 million includes cash consideration of $176 million and contingent consideration with a fair value of $13 million as on the date of acquisition.

At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the probabilities assigned towards achievement of financial targets and discount rates ranging from 12% to 13.5%. The undiscounted value of contingent consideration as of March 31, 2022, was $9 million.

Additionally, these acquisitions have retention payouts payable to the employees of the acquiree over the next one to two years, subject to their continuous employment with the group along with achievement of financial targets for the respective years. Retention bonus is recognized in employee benefit expenses in the statement of comprehensive income over the period of service.

Fair value of trade receivables acquired, is $15 million as of acquisition date and as of March 31, 2022, the amounts are substantially collected.

The transaction costs of $2 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for the year ended March 31, 2021.

Acquisitions during the year ended March 31, 2020

HIPUS Co. Ltd. (formerly Hitachi Procurement Service Co. Ltd)

On April 1, 2019, Infosys Consulting Pte Limited (a wholly owned subsidiary of Infosys Limited) acquired 81% of the ownership and voting interests in Hitachi Procurement Service Co., Ltd., (“HIPUS”), Japan, a wholly-owned subsidiary of Hitachi Ltd, Japan, for a total cash consideration of JPY 3.29 billion (approximately $30 million). The Group’s equity interest in HIPUS on the date of acquisition and as at March 31, 2020, is 81%. The non-controlling shareholders of HIPUS have a put option which, if exercised, would require the Group to purchase the remaining shares in HIPUS. Consequently, the Group recorded a financial liability with a corresponding adjustment to equity.

HIPUS handles indirect materials purchasing functions for the Hitachi Group. The entity provides end-to-end procurement capabilities, through its procurement function expertise, localized team and BPM networks in Japan. The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an amortizable intangible asset.

The purchase price has been allocated based on management’s estimates, assumptions and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	6	—	6
Intangible assets - Customer contracts and relationships	—	17	17
Deferred tax liabilities on intangible assets	—	(5)	(5)
	6	12	18
Goodwill			16
Less: Non-controlling interest			(4)
Total purchase price			30

* Includes cash and cash equivalents acquired of $26 million

Goodwill is not tax deductible.

The gross amount of trade receivables acquired and its fair value is $202 million and the amount has been fully collected. Trade payables as on the acquisition date amounted to $218 million.

The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2019.

Stater N.V.

On May 23, 2019, Infosys Consulting Pte Limited (a wholly owned subsidiary of Infosys Limited) acquired 75% of ownership and voting interests in Stater N.V (Stater), a wholly-owned subsidiary of ABN AMRO Bank N.V., Netherland, for a total cash consideration of up to Euro 154 Million (approximately $171 million). The Group’s equity interest in Stater on the date of acquisition and as at March 31, 2020, is 75%. The Group has a call option to acquire the remaining shareholdings held by non-controlling interests in Stater. The non-controlling shareholders of Stater also have a put option which, if exercised, would require the Group to purchase the remaining shares in Stater. Consequently, the Group recorded a financial liability with a corresponding adjustment to equity.

Stater brings European mortgage expertise and a robust digital platform to drive superior customer experience. The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill.

The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an amortizable intangible asset.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	78	—	78
Intangible assets
Customer Contracts and Relationships	—	79	79
Technology	—	16	16
Brand	—	3	3
Deferred tax liabilities on intangible assets	—	(20)	(20)
	78	78	156
Goodwill			57
Less: Non-controlling interest			(42)
Total purchase price			171

*	Includes cash and cash equivalents acquired of $73 million

Goodwill is not tax deductible.

The gross amount of trade receivables acquired and its fair value is $11 million and the amount is substantially collected.

The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2020.

Outbox Systems Inc. dba Simplus

On March 13, 2020, Infosys Nova Holdings LLC (a wholly owned subsidiary of Infosys Limited) acquired 100% of voting interests in Outbox Systems Inc. dba Simplus, a US based Salesforce advisor and consulting partner in cloud consulting, implementation and training services for a total consideration of up to $200 million, comprising of cash consideration of $180 million, contingent consideration of up to $20 million.

Simplus brings to Infosys globally recognized Salesforce expertise, industry knowledge, solution assets, deep ecosystem relationships and a broad clientele, across a variety of industries. The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. Goodwill includes the value expected from addition of new customers and estimated synergies which does not qualify as an intangible asset.

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	3	—	3
Intangible assets
Customer Contracts and Relationships	—	20	20
Salesforce Relationships	—	43	43
Brand	—	15	15
Deferred tax liabilities on intangible assets	—	(20)	(20)
	3	58	61
Goodwill			130
Total purchase price			191
*	Includes cash and cash equivalents acquired of $1 million

Goodwill is not tax deductible.

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Purchase price allocated
Cash consideration	180
Fair value of contingent consideration	11
191

The gross amount of trade receivables acquired and its fair value is approximately $10 million and the amount is fully recoverable.

Additionally, this acquisition has retention payouts of up to $50 million payable to the employees of the acquiree over the next three years, subject to their continuous employment with the group along with achievement of financial targets for the respective years. Retention bonus is recognized in employee benefit expenses in the statement of comprehensive income over the period of service.

The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the statement of comprehensive income for fiscal 2020.